INCOME TAXES (Details Narrative) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards	$ 71,123,129	$ 69,594,386	$ 55,153,554